SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2019
Cash flows from (used in) operating activities [abstract]
SUPPLEMENTAL INFORMATION
31. SUPPLEMENTAL INFORMATION
The net change in working capital balances for the year ended December 31 shown in the consolidated statements of cash flows is comprised of the following:

(MILLIONS)	2019	2018	2017
Trade receivables and other current assets	$(66)	$(122)	$(35)
Accounts payable and accrued liabilities	17	(18)	(45)
Other assets and liabilities	(4)	46	(9)
Settlement of TerraForm Power special distribution	—	—	(285)

	$(53)	$(94)	$(374)